NOTE PAYABLE - RELATED PARTY	6 Months Ended	12 Months Ended
	Jun. 30, 2011	Dec. 31, 2010
NOTE PAYABLE - RELATED PARTY

NOTE 3 — NOTE PAYABLE — RELATED PARTY:

On March 9, 2007, the Company entered into a loan agreement with BCM pursuant to which the Company agreed to repay $12,500 on or before the earlier of (i) December 31, 2012 or (ii) the date that the Company (or a wholly owned subsidiary of the Company) consummates a merger or similar transaction with an operating business. BCM had previously advanced the $12,500 on behalf of the Company. Prior to being refinanced, interest accrued on the outstanding principal balance of this loan on the basis of a 360-day year daily from January 24, 2006, the effective date of the loan, until it was paid in full at the rate of four percent (4%) per annum.

On April 15, 2008, Messrs. Rapp and Wagenheim and Clifford Chapman, a former director of the Company, loaned the Company $5,000, $3,000 and $2,000, respectively. The Company issued promissory notes (each, a “April 15 Note” and together, the “April 15 Notes”) to Messrs Rapp, Wagenheim and Chapman. Prior to each April 15 Note being refinanced or repaid, as the case may be, each April 15 Note accrued interest at an annual rate of 8.25%, and such principal and all accrued interest was due and payable on or before the earlier of (i) the fifth anniversary of the date of such April 15 Note or (ii) the date on which the Company would have consummated a business combination with a private company in a reverse merger or reverse takeover transaction or other transaction after which the company would have ceased to be a shell company.

On March 16, 2009, the Company entered into a loan agreement with BCM pursuant to which the Company agreed to repay $14,500 on or before the earlier of (i) March 16, 2014 or (ii) the date that the Company (or a wholly owned subsidiary of the Company) consummates a merger or similar transaction with an operating business. Prior to being refinanced, interest accrued on the outstanding principal balance of this loan at an annual rate of 8.25%.

On August 12, 2009, the Company entered into a loan agreement with BCM pursuant to which the Company agreed to repay $12,000 on or before the earlier of (i) August 12, 2013 or (ii) the date that the Company (or a wholly owned subsidiary of the Company) consummates a merger or similar transaction with an operating business. Prior to being refinanced, interest accrued on the outstanding principal balance of this loan at an annual rate of 8.25%.

On March 31, 2011, the Company repaid a total of $2,000 on principal and $484 of accrued interest to Mr. Chapman for full satisfaction of his April 15 Note.

On May 27, 2011, the Company entered into a loan payable agreement for approximately $120,000 with BCM, which consolidated all of the Company’s accrued interest-related party, related party advances and note payable-related party outstanding as of such date into one instrument as well as provided additional advances to the Company. The loan is payable upon the consummation of the Company’s initial business transaction, bears no interest and contains a waiver of any and all rights to the funds in the trust account resulting from the consummation of the proposed offering.

Michael Rapp, our President and director, Philip Wagenheim, our Secretary and director, and Jason Eiswerth, our director, all serve as management of BCM, a registered broker-dealer. BCM is also the lead underwriter of the Company’s initial public offering.

For the three and six months ended June 30, 2011, interest expense from notes payable — related party was $521 and $868, respectively. For the three and six months ended June 30, 2010, interest expense from notes payable — related party was $878 and $1,746, respectively.

NOTE 3 — NOTE PAYABLE — RELATED PARTY:

On March 9, 2007, the Company entered into a loan agreement with BCM, pursuant to which the Company agreed to repay $12,500 on or before the earlier of (i) December 31, 2012 or (ii) the date that the Company (or a wholly owned subsidiary of the Company) consummates a merger or similar transaction with an operating business. BCM had previously advanced the $12,500 on behalf of the Company. Interest shall accrue on the outstanding principal balance of this loan on the basis of a 360-day year daily from January 24, 2006, the effective date of the loan, until paid in full at the rate of four percent (4%) per annum. Clifford Chapman, our director, Michael Rapp, our President and director, and Philip Wagenheim, our Secretary and director, all serve as management of BCM, a registered broker-dealer.

On April 15, 2008, Michael Rapp, the President and a director of the Company, Philip Wagenheim, the Secretary and a director of the Company, and Clifford Chapman, a director of the Company, loaned the Company $5,000, $3,000 and $2,000, respectively. The Company issued promissory notes (each the “April 15 Note” and together, the “April 15 Notes”) to Messrs Rapp, Wagenheim and Chapman, pursuant to which the principal amounts thereunder shall accrue interest at an annual rate of 8.25%, and such principal and all accrued interest shall be due and payable on or before the earlier of (i) the fifth anniversary of the date of the Note or (ii) the date the Company consummates a business combination with a private company in a reverse merger or reverse takeover transaction or other transaction after which the company would cease to be a shell company.

On March 16, 2009, the Company entered into a loan agreement with BCM, pursuant to which the Company agreed to repay $14,500 on or before the earlier of (i) March 16, 2014 or (ii) the date that the Company (or a wholly owned subsidiary of the Company) consummates a merger or similar transaction with an operating business. Interest shall accrue on the outstanding principal balance of this loan at an annual rate of 8.25%. Clifford Chapman, our director, Michael Rapp, our President and director, and Philip Wagenheim, our Secretary and director, all serve as management of BCM, a registered broker-dealer.

On August 12, 2009, the Company entered into a loan agreement with BCM, pursuant to which the Company agreed to repay $12,000 on or before the earlier of (i) August 12, 2013 or (ii) the date that the Company (or a wholly owned subsidiary of the Company) consummates a merger or similar transaction with an operating business. Interest shall accrue on the outstanding principal balance of this loan at an annual rate of 8.25%. Clifford Chapman, our director, Michael Rapp, our President and director, and Philip Wagenheim, our Secretary and director, all serve as management of BCM, a registered broker-dealer.

During the year ended December 31, 2010, the Company received a total of $26,382 from BCM. The loans are due upon demand and have an imputed interest rate of 8.25% per annum. Clifford Chapman, our director, Michael Rapp, our President and director, and Philip Wagenheim, our Secretary and director, all serve as management of BCM, a registered broker-dealer.

For the years ended December 31, 2010 and 2009, interest expense was $3,502 and $2,642, respectively.